Tax situation (Tables)	12 Months Ended
Dec. 31, 2024
Tax situation
Schedule of income tax years for review by tax authorities

During the four years following the year of filing the tax return, the tax authorities have the power to review and, as applicable, correct the income tax computed by the Group in the following 4 years, subsequent to the filing of the income tax report. The Income Tax and Value Added Tax (VAT) returns for the following years are open to review by the Tax Authorities:

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2022, 2023 and 2024
Compañía Minera Condesa S.A.	2019,2021-2024
Compañía Minera Colquirrumi S.A.	2019-2024
Consorcio Energético de Huancavelica S.A.	2019-2024
El Molle Verde S.A.C.	2019-2024
Empresa de Generación Huanza S.A.	2019,2021-2024
Inversiones Colquijirca S.A.	2019-2024
Minera La Zanja S.R.L.	2019,2020-2022-2024
Sociedad Minera El Brocal S.A.A.	2019-2020, 2022-2024
Procesadora Industrial Río Seco S. A.	2019,2021-2024
Apu Coropuna S.R.L.	2019-2024
Cerro Hablador S. A. C.	2019-2024
Minera Azola S. R. L.	2019-2024

Sociedad Minera Cerro Verde S.A.A
Tax situation
Schedule of types of temporary differences, unused tax losses and unused tax credits.

	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Deferred Income tax
Assets
Cost of net asset for the construction of the tailing dam	214,396	193,378	163,975
Provision for remediation and mine closure	34,602	29,762	25,348
Unpaid vacations	9,227	9,031	10,031
Provision for mining taxes	7,231	4,335	5,200
Leases	3,297	3,007	1,867
Other provisions	11,429	11,282	10,752
	280,182	250,795	217,173
Liabilities
Property, plant and equipment depreciation	517,985	537,588	557,626
Stripping activity asset	165,018	126,744	80,569
Valuation of inventories	27,091	29,831	28,386
Embedded derivatives for price adjustment of copper concentrate and cathode	(15,330)	10,822	34,904
Debt issuance costs	333	547	763
	695,097	705,532	702,248
Net deferred liabilities	414,915	454,737	485,075
Supplementary retirement fund deferred
(see note 2(p))	—	5,414	5,716

Total deferred income tax liability	414,915	460,151	490,791

Sociedad Minera El Brocal S.A.A
Tax situation
Schedule of income tax provision

	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Income tax
Current	503,797	478,889	350,483
Deferred	(39,822)	(30,338)	62,718
	463,975	448,551	413,201
Mining taxes
Current mining royalty and special mining tax	100,579	96,082	88,224

Supplementary retirement fund
Deferred	—	(302)	751

Income tax expense reported in the statements of comprehensive income	564,554	544,331	502,176

Schedule of other assessments

Fiscal year	Taxes	Penalty and Interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	7,530	37,505	45,035
2006	6,058	44,109	50,167
2007	9,390	19,906	29,296
2008	9,703	10,160	19,863
2009	8,953	30,582	39,535
2010	7,317	68,746	76,063
2011	5,025	31,475	36,500
2012	-	5,030	5,030
2013	8,138	25,967	34,105
2014	5,060	701	5,761
2015	2,936	23,357	26,293
2016	61,010	3,306	64,316
2017	4,958	3,026	7,984
2018	4,590	4,181	8,771
2019 – 2020	261	117	378
2021	9,046	5,081	14,127
2022	90	16	106

	150,065	313,265	463,330

Schedule of reconciliation of income tax rate.

	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Profit before income tax	1,517,731	1,323,295	1,427,529
Income tax rate	32.00%	32.00%	32.00%
Expected income tax expense	485,674	423,454	456,809
Special mining tax and mining royalties	(32,432)	(32,182)	(31,188)
Gain for uncertainty about treatments of income taxes	(3,616)	(1,617)	(19,667)
Non - deductible expenses	12,335	12,744	13,608
Income tax true – ups	692	1,267	(11,831)
Penalties and moratorium interest	1,633	40,769	(741)
Income tax rate change effect on deferred taxes for the change in Peruvian tax law once the current Stability Contract expires	325	208	1,117
Other	(636)	3,908	5,094
Current and deferred income tax	463,975	448,551	413,201
Mining taxes	100,579	96,082	88,224
Supplementary retirement fund (deferred)	—	(302)	751

	564,554	544,331	502,176

Effective income tax rate	37.20%	41.13%	35.18%